iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
Hexcel Corp. ............................ 79,065 $ 5,249,125
a
Chemicals  —  59 .0%
Air Products and Chemicals, Inc. .............. 154,997 39,634,283
Albemarle Corp. ......................... 109,882 12,607,861
Ashland, Inc. ............................ 44,436 4,160,098
Celanese Corp. .......................... 92,732 13,565,764
CF Industries Holdings, Inc. .................. 180,632 13,639,522
Chemours Co. (The) ....................... 139,505 4,208,866
Dow, Inc. .............................. 488,515 26,184,404
Eastman Chemical Co. ..................... 111,249 9,294,854
Ecolab, Inc. ............................ 179,030 35,487,327
Element Solutions, Inc. ..................... 209,427 4,655,562
FMC Corp. ............................. 117,164 6,584,617
Huntsman Corp. ......................... 158,746 3,895,627
International Flavors & Fragrances, Inc. .......... 234,292 18,902,679
Linde PLC ............................. 305,875 123,827,376
LyondellBasell Industries NV , Class A ........... 213,064 20,053,584
Mosaic Co. (The) ......................... 310,526 9,536,253
NewMarket Corp. ......................... 5,840 3,257,610
Olin Corp. .............................. 114,837 5,979,563
Scotts Miracle-Gro Co. (The) , Class A ........... 38,684 2,176,362
Westlake Corp. .......................... 30,369 4,201,551
361,853,763
a
Containers & Packaging  —  4 .4%
Avery Dennison Corp. ...................... 75,762 15,110,731
International Paper Co. ..................... 324,965 11,643,496
26,754,227
a
Machinery  —  1 .9%
RBC Bearings, Inc.
(a) (b)
..................... 26,521 7,121,949
Timken Co. (The) ......................... 57,366 4,698,849
11,820,798
a
Metals & Mining  —  28 .4%
Alcoa Corp. ............................. 166,798 4,962,241
Cleveland-Cliffs, Inc.
(a)
..................... 467,324 9,369,846
Security Shares Value
a
Metals & Mining (continued)
Freeport-McMoRan, Inc. .................... 1,014,768 $ 40,276,142
MP Materials Corp. , Class A
(a) (b)
............... 97,462 1,540,874
Newmont Corp. .......................... 835,763 28,842,181
Nucor Corp. ............................ 164,550 30,759,332
Reliance Steel & Aluminum Co. ............... 54,163 15,459,204
Royal Gold, Inc. .......................... 61,508 7,035,900
Southern Copper Corp. ..................... 80,020 6,569,642
SSR Mining, Inc. ......................... 190,594 1,797,301
Steel Dynamics, Inc. ....................... 146,385 17,667,206
United States Steel Corp. ................... 207,764 9,769,063
174,048,932
a
Specialty Retail  —  0 .8%
Valvoline, Inc. ........................... 129,877 4,739,212
a
Trading Companies & Distributors  —  4 .4%
Fastenal Co. ............................ 396,397 27,046,167
a
Total Long-Term Investments — 99.8%
(Cost: $ 684,483,813 ) ................................ 611,512,224
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 4,488,567 4,491,260
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 711,376 711,376
a
Total Short-Term Securities — 0.8%
(Cost: $ 5,200,425 ) .................................. 5,202,636
Total Investments — 100.6%
(Cost: $ 689,684,238 ) ................................ 616,714,860
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (3,937,893)
Net Assets — 100.0% ................................. $ 612,776,967
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 7,526,758  $ —  $ (3,039,161)
(a)
$ 5,138  $ (1,475) $ 4,491,260  4,488,567  $ 13,719
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,207,959  —  (496,583)
(a)
—  —  711,376  711,376  47,581  —
$ 5,138  $ (1,475)
$ 5,202,636
$ 61,300  $ —

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Basic Materials ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ........................................................ 13 03/15/24 $ 1,139 $ (32,526)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 611,512,224  $ —  $ —  $ 611,512,224
Short-Term Securities
Money Market Funds ...................................... 5,202,636  —  —  5,202,636
$ 616,714,860  $ —  $ —  $ 616,714,860
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (32,526) $ —  $ —  $ (32,526)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.